Leases - Schedule of Finance Lease (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Finance lease
Computer equipment	¥ 118,997	$ 18,673	¥ 40,882
Accumulated depreciation	(23,215)	(3,643)	(11,434)
Computer equipment, net	95,782	15,030	29,448
Finance lease liabilities, current portion	¥ 42,853	$ 6,725	¥ 17,767
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other liabilities	Other liabilities	Other liabilities
Finance lease liabilities	¥ 43,058	$ 6,757	¥ 11,513
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other non-current liabilities	Other non-current liabilities	Other non-current liabilities
Total finance lease liabilities	¥ 85,911	$ 13,482	¥ 29,280